UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04727
                                                     ---------

                      Phoenix Strategic Equity Series Fund
    ---------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
    ---------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer,              John H. Beers, Esq.
    Counsel and Secretary for Registrant           Vice President and Counsel
       Phoenix Life Insurance Company            Phoenix Life Insurance Company
              One American Row                          One American Row
          Hartford, CT 06103-2899                    Hartford, CT 06103-2899
    ---------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                     Date of reporting period: July 31, 2006
                                               -------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.



PHOENIX STRATEGIC EQUITY SERIES FUND
GLOSSARY
July 31, 2006


ADR (American  Depositary Receipt)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADR's must be sponsored to be able to trade on the NYSE.

Phoenix Dynamic Growth Fund


                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2006
                                   (Unaudited)


                                              SHARES       VALUE
                                             --------    ---------
DOMESTIC COMMON STOCKS--89.4%


AEROSPACE & DEFENSE--3.4%
Precision Castparts Corp.                      5,900  $   351,935

APPAREL RETAIL--3.6%
DSW, Inc. Class A(b)                          10,900      374,197

APPAREL, ACCESSORIES & LUXURY GOODS--6.2%
Carter's, Inc.(b)                             11,700      255,177
Polo Ralph Lauren Corp.                        6,900      393,576
                                                      -----------
                                                          648,753
                                                      -----------
ASSET MANAGEMENT & CUSTODY BANKS--4.1%
T. Rowe Price Group, Inc.                     10,300      425,493

CATALOG RETAIL--2.6%
Coldwater Creek, Inc.(b)                      13,850      276,030

COMMUNICATIONS EQUIPMENT--1.0%
Finisar Corp.(b)                              39,050      109,340

DATA PROCESSING & OUTSOURCED SERVICES--2.4%
CheckFree Corp.(b)                             5,600      249,200

EDUCATION SERVICES--2.3%
Bright Horizons Family Solutions, Inc.(b)      6,150      236,468

ELECTRONIC EQUIPMENT MANUFACTURERS--5.6%
Amphenol Corp. Class A                         5,600      314,048
Itron, Inc.(b)                                 5,850      272,259
                                                      -----------
                                                          586,307
                                                      -----------
HEALTH CARE EQUIPMENT--9.1%
Hologic, Inc.(b)                               8,350      374,998
Intuitive Surgical, Inc.(b)                    2,150      204,680
ResMed, Inc.(b)                                4,200      194,922
Respironics, Inc.(b)                           4,750      169,005
                                                      -----------
                                                          943,605
                                                      -----------
HEALTH CARE FACILITIES--3.7%
Psychiatric Solutions, Inc.(b)                12,300      387,327

HUMAN RESOURCES & EMPLOYMENT SERVICES--2.7%
Robert Half International, Inc.                8,850      286,386

INTERNET SOFTWARE & SERVICES--6.6%
Akamai Technologies, Inc.(b)                  12,000      475,560
WebEx Communications, Inc.(b)                  6,100      209,108
                                                      -----------
                                                          684,668
                                                      -----------


                                              SHARES       VALUE
                                             --------    ---------
INVESTMENT BANKING & BROKERAGE--3.2%
Greenhill & Co., Inc.                          5,700    $ 330,372

IT CONSULTING & OTHER SERVICES--2.6%
Cognizant Technology Solutions Corp.
  Class A(b)                                   4,100      268,509

LEISURE FACILITIES--4.5%
Life Time Fitness, Inc.(b)                    10,250      464,325

LIFE SCIENCES TOOLS & SERVICES--2.6%
Ventana Medical Systems, Inc.(b)               5,800      270,338

MANAGED HEALTH CARE--2.6%
WellCare Health Plans, Inc.(b)                 5,500      269,830

OIL & GAS DRILLING--2.1%
ENSCO International, Inc.                      4,750      219,545

OIL & GAS EXPLORATION & PRODUCTION--7.4%
Denbury Resources, Inc.(b)                    12,000      416,040
Range Resources Corp.                         12,450      349,969
                                                      -----------
                                                          766,009
                                                      -----------
SEMICONDUCTORS--1.8%
Intersil Corp. Class A                         8,150      191,607

SYSTEMS SOFTWARE--2.2%
Red Hat, Inc.(b)                               9,900      234,432

TRADING COMPANIES & DISTRIBUTORS--2.8%
Fastenal Co.                                   8,300      295,231

WIRELESS TELECOMMUNICATION SERVICES--4.3%
NII Holdings, Inc.(b)                          8,500      448,630
-----------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $8,395,562)                            9,318,537
-----------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--89.4%
(IDENTIFIED COST $8,395,562)                            9,318,537
                                                      -----------


                                            PAR VALUE
                                              (000)       VALUE
                                            ---------   ----------
SHORT-TERM INVESTMENTS--10.4%


COMMERCIAL PAPER(c)--10.4%
Sysco Corp. 5.30%, 8/1/06                     $  390      390,000
UBS Finance Delaware LLC 5.28%, 8/1/06           395      395,000
Merrill Lynch & Co., Inc. 5.26%, 8/2/06          295      294,957
-----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,079,957)                            1,079,957
-----------------------------------------------------------------

Phoenix Dynamic Growth Fund


TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $9,475,519)                           10,398,494(a)

Other assets and liabilities, net--0.2%                    23,292
                                                     ------------
NET ASSETS--100.0%                                   $ 10,421,786
                                                     ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,284,239 and gross depreciation of $363,564 for federal income tax purposes. At July 31, 2006, the aggregate cost of securities for federal income tax purposes was $9,477,819.
(b)  Non-income producing.
(c)  The rate shown is the discount rate.

Phoenix Fundamental Growth Fund

                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2006
                                   (Unaudited)



                                              SHARES       VALUE
                                             --------    ---------

DOMESTIC COMMON STOCKS--85.0%

APPAREL RETAIL--1.3%
Chico's FAS, Inc.(b)                          14,800  $   335,220

APPAREL, ACCESSORIES & LUXURY GOODS--3.3%
Polo Ralph Lauren Corp.                        9,700      553,288
Under Armour, Inc. Class A(b)                  6,600      264,990
                                                      -----------
                                                          818,278
                                                      -----------
APPLICATION SOFTWARE--0.9%
NAVTEQ Corp.(b)                                8,000      225,440

BIOTECHNOLOGY--8.5%
Genentech, Inc.(b)                            10,700      864,774
Genzyme Corp.(b)                              12,000      819,360
Gilead Sciences, Inc.(b)                       7,600      467,248
                                                      -----------
                                                        2,151,382
                                                      -----------
COMMUNICATIONS EQUIPMENT--3.3%
Corning, Inc.(b)                              36,100      688,427
QUALCOMM, Inc.                                 3,700      130,462
                                                      -----------
                                                          818,889
                                                      -----------
COMPUTER & ELECTRONICS RETAIL--1.2%
GameStop Corp. Class A(b)                      7,000      291,270

COMPUTER HARDWARE--7.2%
Apple Computer, Inc.(b)                       13,500      917,460
Hewlett-Packard Co.                           28,000      893,480
                                                      -----------
                                                        1,810,940
                                                      -----------
CONSTRUCTION & ENGINEERING--2.1%
Foster Wheeler Ltd.(b)                        14,000      533,960

CONSTRUCTION & FARM MACHINERY &
  HEAVY TRUCKS--0.9%
Deere & Co.                                    3,200      232,224

CONSUMER ELECTRONICS--0.5%
Harman International Industries, Inc.          1,600      128,320

DATA PROCESSING & OUTSOURCED SERVICES--4.7%
CheckFree Corp.(b)                            11,900      529,550
First Data Corp.                              16,100      657,685
                                                      -----------
                                                        1,187,235
                                                      -----------
ELECTRICAL COMPONENTS & EQUIPMENT--2.5%
Emerson Electric Co.                           8,000      631,360


                                              SHARES       VALUE
                                             --------    ---------
HEALTH CARE EQUIPMENT--7.3%
Hologic, Inc.(b)                              18,200  $   817,362
Hospira, Inc.(b)                              17,200      751,468
Varian Medical Systems, Inc.(b)                5,800      262,856
                                                      -----------
                                                        1,831,686
                                                      -----------
HEALTH CARE FACILITIES--1.1%
Psychiatric Solutions, Inc.(b)                 8,900      280,261

INTEGRATED OIL & GAS--0.9%
Exxon Mobil Corp.                              3,500      237,090

INTERNET SOFTWARE & SERVICES--4.9%
aQuantive, Inc.(b)                            12,500      256,250
eBay, Inc.(b)                                 16,700      401,969
Google, Inc. Class A(b)                        1,480      572,168
                                                      -----------
                                                        1,230,387
                                                      -----------
OIL & GAS DRILLING--1.0%
Rowan Cos., Inc.                               7,600      257,412

OIL & GAS EQUIPMENT & SERVICES--4.0%
BJ Services Co.                               12,200      442,494
National-Oilwell Varco, Inc.(b)                8,600      576,544
                                                      -----------
                                                        1,019,038
                                                      -----------
OIL & GAS EXPLORATION & PRODUCTION--3.5%
Southwestern Energy Co.(b)                    25,600      880,640

OIL & GAS REFINING & MARKETING--3.9%
Valero Energy Corp.                           14,700      991,221

PACKAGED FOODS & MEATS--3.4%
Wrigley (Wm.) Jr. Co.                         18,400      843,824

PHARMACEUTICALS--6.7%
Allergan, Inc.                                 5,200      560,820
Wyeth                                         23,100    1,119,657
                                                      -----------
                                                        1,680,477
                                                      -----------
RESTAURANTS--1.4%
Starbucks Corp.(b)                            10,500      359,730

SOFT DRINKS--4.0%
PepsiCo, Inc.                                 15,800    1,001,404

SPECIALIZED FINANCE--3.3%
Chicago Mercantile Exchange Holdings, Inc.     1,800      830,160

Phoenix Fundamental Growth Fund



                                              SHARES       VALUE
                                             --------    ---------

SPECIALTY STORES--3.2%
Dick's Sporting Goods, Inc.(b)                 6,500  $   236,665
PetSmart, Inc.                                24,000      565,440
                                                      -----------
                                                          802,105
-----------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $21,437,413)                          21,409,953
-----------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--11.1%


COMMUNICATIONS EQUIPMENT--2.0%
Nokia Oyj Sponsored ADR (Finland)             25,100      498,235

OIL & GAS DRILLING--4.1%
Nabors Industries Ltd. (United States)(b)     29,200    1,031,344

PROPERTY & CASUALTY INSURANCE--3.5%
ACE Ltd. (United States)                      17,100      881,163

REINSURANCE--1.5%
PartnerRe Ltd. (United States)                 6,300      391,419
-----------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,715,260)                            2,802,161
-----------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.1%
(IDENTIFIED COST $24,152,673)                          24,212,114
                                                      -----------

                                            PAR VALUE
                                               (000)      VALUE
                                            ---------   ----------
SHORT-TERM INVESTMENTS--2.5%


COMMERCIAL PAPER(d)--2.5%
Clipper Receivables Co.  LLC 5.29%, 8/1/06    $  625      625,000
-----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $625,000)                                625,000
-----------------------------------------------------------------
TOTAL INVESTMENTS--98.6%
(IDENTIFIED COST $24,777,673)                          24,837,114(a)

Other assets and liabilities, net--1.4%                   364,273
                                                      -----------
NET ASSETS--100.0%                                    $25,201,387
                                                      ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,515,876 and gross depreciation of $1,471,051 for federal income tax purposes. At July 31, 2006, the aggregate cost of securities for federal income tax purposes was $24,792,289.
(b)  Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d)  The rate shown is the discount rate.

Phoenix Large-Cap Growth Fund


                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2006
                                   (Unaudited)


                                              SHARES       VALUE
                                             --------    ---------

DOMESTIC COMMON STOCKS--95.9%

AEROSPACE & DEFENSE--2.4%
United Technologies Corp.                     38,760  $ 2,410,484

AIR FREIGHT & LOGISTICS--1.7%
FedEx Corp.                                   16,020    1,677,454

BIOTECHNOLOGY--4.8%
Amgen, Inc.(b)                                32,490    2,265,853
Genentech, Inc.(b)                            30,610    2,473,900
                                                      -----------
                                                        4,739,753
                                                      -----------
BREWERS--2.1%
Anheuser-Busch Cos., Inc.                     42,080    2,026,152

COMMUNICATIONS EQUIPMENT--5.5%
Cisco Systems, Inc.(b)                       117,160    2,091,306
Corning, Inc.(b)                              68,270    1,301,909
Motorola, Inc.                                89,300    2,032,468
                                                      -----------
                                                        5,425,683
                                                      -----------
COMPUTER & ELECTRONICS RETAIL--0.7%
Circuit City Stores, Inc.                     27,200      666,400

COMPUTER HARDWARE--2.2%
Apple Computer, Inc.(b)                       32,110    2,182,196

COMPUTER STORAGE & PERIPHERALS--1.8%
Network Appliance, Inc.(b)                    59,600    1,769,524

CONSTRUCTION MATERIALS--1.9%
Vulcan Materials Co.                          28,010    1,875,830

CONSUMER FINANCE--2.2%
American Express Co.                          42,450    2,209,947

DATA PROCESSING & OUTSOURCED SERVICES--1.9%
First Data Corp.                              47,070    1,922,810

DEPARTMENT STORES--3.4%
Kohl's Corp.(b)                               33,450    1,894,274
Penney (J.C.) Co., Inc.                       22,920    1,443,043
                                                      -----------
                                                        3,337,317
                                                      -----------
DRUG RETAIL--2.0%
CVS Corp.                                     60,470    1,978,578

ELECTRONIC EQUIPMENT MANUFACTURERS--1.5%
Agilent Technologies, Inc.(b)                 52,710    1,499,072


                                              SHARES       VALUE
                                             --------    ---------

FERTILIZERS & AGRICULTURAL CHEMICALS--1.7%
Monsanto Co.                                  38,060  $ 1,636,199

FOREST PRODUCTS--1.4%
Weyerhaeuser Co.                              23,680    1,389,069

HEALTH CARE DISTRIBUTORS--2.2%
Cardinal Health, Inc.                         33,120    2,219,040

HEALTH CARE EQUIPMENT--3.8%
Beckman Coulter, Inc.                         29,490    1,688,302
Medtronic, Inc.                               40,950    2,068,794
                                                      -----------
                                                        3,757,096
                                                      -----------
HOME ENTERTAINMENT SOFTWARE--2.0%
Electronic Arts, Inc.(b)                      42,300    1,992,753

HOUSEHOLD PRODUCTS--2.0%
Colgate-Palmolive Co.                         32,660    1,937,391

HOUSEWARES & SPECIALTIES--1.9%
Newell Rubbermaid, Inc.                       70,406    1,855,902

INDUSTRIAL CONGLOMERATES--3.4%
General Electric Co.                         103,990    3,399,433

INDUSTRIAL MACHINERY--3.2%
Harsco Corp.                                  18,160    1,463,878
Illinois Tool Works, Inc.                     36,520    1,670,059
                                                      -----------
                                                        3,133,937
                                                      -----------
INTERNET SOFTWARE & SERVICES--3.5%
Google, Inc. Class A(b)                        5,160    1,994,856
Yahoo!, Inc.(b)                               53,460    1,450,904
                                                      -----------
                                                        3,445,760
                                                      -----------
IT CONSULTING & OTHER SERVICES--1.6%
Cognizant Technology Solutions Corp.
  Class A(b)                                  24,480    1,603,195

MOVIES & ENTERTAINMENT--2.0%
Walt Disney Co. (The)                         66,520    1,974,979

OIL & GAS EQUIPMENT & SERVICES--1.8%
Schlumberger Ltd.                             26,260    1,755,481

OIL & GAS EXPLORATION & PRODUCTION--2.0%
XTO Energy, Inc.                              42,250    1,985,328

OTHER DIVERSIFIED FINANCIAL SERVICES--3.6%
Citigroup, Inc.                               38,410    1,855,587

Phoenix Large-Cap Growth Fund


                                              SHARES       VALUE
                                             --------    ---------

OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)
JPMorgan Chase & Co.                          36,980  $ 1,687,028
                                                      -----------
                                                        3,542,615
                                                      -----------
PACKAGED FOODS & MEATS--3.7%
ConAgra Foods, Inc.                           82,640    1,776,760
Hershey Foods Co.                             35,000    1,923,950
                                                      -----------
                                                        3,700,710
                                                      -----------
PHARMACEUTICALS--6.9%
Abbott Laboratories                           51,290    2,450,123
Johnson & Johnson                             30,160    1,886,508
Wyeth                                         51,590    2,500,568
                                                      -----------
                                                        6,837,199
                                                      -----------
RESTAURANTS--1.7%
Yum! Brands, Inc.                             36,460    1,640,700

SEMICONDUCTOR EQUIPMENT--1.7%
Applied Materials, Inc.                      107,680   1,694,883

SEMICONDUCTORS--5.6%
Intel Corp.                                   86,780    1,562,040
Texas Instruments, Inc.                       79,110    2,355,896
Xilinx, Inc.                                  82,020    1,664,186
                                                      -----------
                                                        5,582,122
                                                      -----------
SYSTEMS SOFTWARE--2.3%
Microsoft Corp.                               94,890    2,280,207

WIRELESS TELECOMMUNICATION SERVICES--3.8%
American Tower Corp. Class A(b)               55,400    1,872,520
NII Holdings, Inc.(b)                         36,340    1,918,025
                                                      -----------
                                                        3,790,545
-----------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $92,838,603)                          94,875,744
-----------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--1.8%

ALUMINUM--1.8%
Alcan, Inc. (United States)                   38,710    1,771,369
-----------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,356,263)                            1,771,369
-----------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.7%
(IDENTIFIED COST $94,194,866)                          96,647,113
                                                      -----------


                                            PAR VALUE
                                              (000)        VALUE
                                            ---------  ----------

SHORT-TERM INVESTMENTS--1.3%


COMMERCIAL PAPER(d)--1.3%
CAFCO LLC 5.29%, 8/1/06                      $ 1,275   $1,275,000
-----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,275,000)                            1,275,000
-----------------------------------------------------------------

TOTAL INVESTMENTS--99.0%
(IDENTIFIED COST $95,469,866)                          97,922,113(a)

Other assets and liabilities, net--1.0%                 1,025,807
                                                      -----------
NET ASSETS--100.0%                                    $98,947,920
                                                      ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,602,612 and gross depreciation of $5,150,365 for federal income tax purposes. At July 31, 2006, the aggregate cost of securities for federal income tax purposes was $95,469,866.
(b)  Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.
(d)  The rate shown is the discount rate.

Phoenix Strategic Growth Fund


                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2006
                                   (Unaudited)



                                              SHARES       VALUE
                                             --------    ---------

DOMESTIC COMMON STOCKS--99.5%


AEROSPACE & DEFENSE--4.0%
United Technologies Corp.                     62,000  $ 3,855,780

APPAREL RETAIL--2.5%
TJX Cos., Inc. (The)                          99,500    2,424,815

BIOTECHNOLOGY--6.5%
Amgen, Inc.(b)                                49,200    3,431,208
Genentech, Inc.(b)                            36,500    2,949,930
                                                      -----------
                                                        6,381,138
                                                      -----------
COMMUNICATIONS EQUIPMENT--5.2%
Corning, Inc.(b)                             144,600    2,757,522
Motorola, Inc.                               101,400    2,307,864
                                                      -----------
                                                        5,065,386
                                                      -----------
COMPUTER & ELECTRONICS RETAIL--1.7%
Circuit City Stores, Inc.                     68,330    1,674,085

COMPUTER HARDWARE--5.1%
Apple Computer, Inc.(b)                       43,570    2,961,017
Sun Microsystems, Inc.(b)                    455,200    1,980,120
                                                      -----------
                                                        4,941,137
                                                      -----------
COMPUTER STORAGE & PERIPHERALS--2.3%
Network Appliance, Inc.(b)                    74,250    2,204,483

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.2%
Oshkosh Truck Corp.                           50,200    2,152,576

CONSTRUCTION MATERIALS--2.0%
Vulcan Materials Co.                          29,100    1,948,827

DEPARTMENT STORES--3.3%
Penney (J.C.) Co., Inc.                       50,620    3,187,035

HEALTH CARE DISTRIBUTORS--2.9%
Cardinal Health, Inc.                         42,230    2,829,410

HEALTH CARE EQUIPMENT--6.1%
Beckman Coulter, Inc.                         44,490    2,547,053
Medtronic, Inc.                               67,000    3,384,840
                                                      -----------
                                                        5,931,893
                                                      -----------
HOME ENTERTAINMENT SOFTWARE--2.7%
Electronic Arts, Inc.(b)                      56,500    2,661,715


                                              SHARES       VALUE
                                             --------    ---------
HOUSEHOLD PRODUCTS--3.7%
Colgate-Palmolive Co.                         61,480   $3,646,994

HUMAN RESOURCES & EMPLOYMENT SERVICES--2.1%
Monster Worldwide, Inc.(b)                    51,700    2,068,000

INDUSTRIAL CONGLOMERATES--4.3%
General Electric Co.                         127,300    4,161,437

INDUSTRIAL MACHINERY--2.2%
Harsco Corp.                                  26,160    2,108,758

INTERNET SOFTWARE & SERVICES--7.1%
Google, Inc. Class A(b)                       10,970    4,241,002
Yahoo!, Inc.(b)                              100,690    2,732,727
                                                      -----------
                                                        6,973,729
                                                      -----------
INVESTMENT BANKING & BROKERAGE--2.4%
Jefferies Group, Inc.                         90,000    2,338,200

IT CONSULTING & OTHER SERVICES--2.8%
Cognizant Technology Solutions Corp.
  Class A(b)                                  41,970    2,748,615

MOVIES & ENTERTAINMENT--3.0%
Walt Disney Co. (The)                         99,860    2,964,843

OIL & GAS EQUIPMENT & SERVICES--2.3%
Grant Prideco, Inc.(b)                        48,800    2,220,888

OIL & GAS EXPLORATION & PRODUCTION--3.6%
XTO Energy, Inc.                              75,000    3,524,250

OTHER DIVERSIFIED FINANCIAL SERVICES--3.8%
Citigroup, Inc.                               77,320    3,735,329

PHARMACEUTICALS--3.7%
Wyeth                                         74,890    3,629,918

SEMICONDUCTORS--7.0%
Intel Corp.                                   90,560    1,630,080
Texas Instruments, Inc.                      100,000    2,978,000
Xilinx, Inc.                                 110,530    2,242,654
                                                      -----------
                                                        6,850,734
                                                      -----------
WIRELESS TELECOMMUNICATION SERVICES--5.0%
American Tower Corp. Class A(b)               79,310    2,680,678
NII Holdings, Inc.(b)                         40,980    2,162,924
                                                      -----------
                                                        4,843,602
-----------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $96,190,650)                          97,073,577
-----------------------------------------------------------------

Phoenix Strategic Growth Fund


TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $96,190,650)                          97,073,577(a)

Other assets and liabilities, net--0.5%                   496,477
                                                      -----------
NET ASSETS--100.0%                                    $97,570,054
                                                      ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,289,830 and gross depreciation of $6,406,903 for federal income tax purposes. At July 31, 2006, the aggregate cost of securities for federal income tax purposes was $96,190,650.
(b)  Non-income producing.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Phoenix Strategic Equity Series Fund in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION

     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION

     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FOREIGN SECURITY COUNTRY DETERMINATION

     A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)


NOTE 2--ASSET CONCENTRATIONS

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

     Each Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

     At July 31, 2006, the Large-Cap Growth Fund and the Strategic Growth Fund held securities issued by various companies in the Information Technology sector, comprising 30% and 32%, respectively, of the total net assets of the Funds.


ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Strategic Equity Series Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     September 25, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     September 25, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,
                           Chief Financial Officer and Treasurer
                           (principal financial officer)

Date     September 25, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.